Related party transactions - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 30, 2010 Maximum	Jan. 28, 2012 Incremental secured term loan facility, due fiscal 2018	Jan. 29, 2011 Secured Revolving Credit Facility Expires Fiscal 2015	Jan. 28, 2012 7.375% senior secured notes, due fiscal 2016	Jul. 28, 2012 Sponsors	Jul. 30, 2011 Sponsors	Jul. 28, 2012 Sponsors	Jul. 30, 2011 Sponsors	Jan. 28, 2012 Sponsors	Jan. 29, 2011 Sponsors	Jan. 30, 2010 Sponsors	Feb. 01, 2009 Sponsors	Jul. 28, 2012 Sponsors Maximum	Jul. 28, 2012 Sponsors Maximum	Jan. 28, 2012 Sponsors Maximum	Jan. 30, 2010 Sponsors Maximum	Jan. 29, 2011 Sponsors 7.375% senior secured notes, due fiscal 2016	Jan. 30, 2010 Sponsors 8.500% senior secured notes, due fiscal 2017	Jan. 28, 2012 KKR	Jan. 29, 2011 KKR	Jan. 28, 2012 KKR Secured Debt	Jan. 29, 2011 KKR Secured Debt	Jan. 29, 2011 KKR Unsecured Debt	Apr. 10, 2012 KKR Second Incremental Secured Term Loan Facility Due Fiscal 2018	Jan. 28, 2012 KKR Incremental secured term loan facility, due fiscal 2018	Jan. 29, 2011 KKR 7.375% senior secured notes, due fiscal 2016	Aug. 01, 2012 KKR Two Thousand Seventeen Notes Subsequent Event	Jul. 28, 2012 Vornado	Jul. 30, 2011 Vornado	Jul. 28, 2012 Vornado	Jul. 30, 2011 Vornado	Jan. 29, 2011 Vornado	Jan. 28, 2012 Unaffiliated Joint Venture Parties	Jan. 29, 2011 Unaffiliated Joint Venture Parties	Jan. 30, 2010 Unaffiliated Joint Venture Parties	Jul. 28, 2012 Unaffiliated Joint Venture Parties Maximum	Jul. 30, 2011 Unaffiliated Joint Venture Parties Maximum	Jul. 28, 2012 Unaffiliated Joint Venture Parties Maximum	Jul. 30, 2011 Unaffiliated Joint Venture Parties Maximum
Related Party Transaction [Line Items]
Advisory fee annual increase (percent)			5.00%													5.00%
Term of advisory agreement																	10 years
Advisory fee					$ 3,000,000	$ 15,000,000				$ 6,000,000	$ 5,000,000	$ 11,000,000	$ 10,000,000	$ 20,000,000	$ 19,000,000	$ 15,000,000
Out-of-pocket expenses				1,000,000														1,000,000	1,000,000	1,000,000	1,000,000
Transaction fee, percentage of aggregate transaction value			1.00%													1.00%
KKR ownership incremental secured term loan																													7,000,000	41,000,000	5,000,000	15,000,000
Interest paid on debt and debt securities			14,000,000	15,000,000	18,000,000					2,000,000	2,000,000	5,000,000	7,000,000
Aggregate amount paid under lease agreements			9,000,000	9,000,000																													1,000,000	2,000,000	3,000,000	4,000,000		2,000,000	2,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Operated stores	0.80%	0.90%	0.90%	1.20%	1.10%
Advisory Contract Monthly Fee	30,000		30,000
Transaction fees																							7,000,000									4,000,000
Advisory fee payable			4,000,000
Debt issuance costs paid	5,000,000	14,000,000	14,000,000	73,000,000	110,000,000		7,000,000	19,000,000	11,000,000													10,000,000
Outstanding debt total																											66,000,000	8,000,000									27,000,000
Advisory fee			$ 3,000,000
Term loans owned																								1.00%	2.00%	5.00%	6.00%